OPPENHEIMER STRATEGIC INCOME FUND
                    Supplement dated January 26, 2001 to the
                        Prospectus dated January 26, 2001


      Class N shares of Oppenheimer Strategic Income Fund are currently not being offered for sale.






























January 26, 2001                                              PS0230.018